NET LOSS PER COMMON SHARE - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Preferred Stock
Antidilutive securities excluded from computation of loss per share
Potential dilutive securities excluded from the computation of diluted net loss per share attributable to common stockholders		3,093,898
Options
Antidilutive securities excluded from computation of loss per share
Potential dilutive securities excluded from the computation of diluted net loss per share attributable to common stockholders	4,079,888	1,035,466
Warrants Liability
Antidilutive securities excluded from computation of loss per share
Potential dilutive securities excluded from the computation of diluted net loss per share attributable to common stockholders	462,364	309,389